BUSINESS COMBINATIONS - Stateside Assets acquired and Liabilities assumed (Details) - USD ($)	Aug. 30, 2021	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 18,264,822		$ 6,479,218
Stateside
Business Acquisition [Line Items]
Cash and cash equivalents	$ 32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses	7,970
Deposits	9,595
Goodwill	2,104,056	$ 493,791	$ 1,610,265
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
Purchase price consideration	$ 8,403,196